NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
NOTE PAYABLE
Note Payable	$ 46,124	$ 46,124	$ 0	$ 120,491
Proceeds From The Issuance Of Note Payable		$ 364,546
Interest rate on notes payable	3.24%	3.24%
Monthly installment	$ 4,443	$ 4,443
Interest expense	$ 372	$ 372
PPP loan amount			244,657
Accrued interest			2,576
PPP loan - principal payable			$ 244,657